Provisions - Other Foreign Subsidiaries - Funding Status (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Total defined benefit expenses recognized in the consolidated income statements	€ 88	€ 81	€ 96
Actuarial gains and losses on defined benefit pension plans	(157)	(1,172)	695
Other Foreign Countries | Foreign defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	9,534	9,876	8,337	€ 10,324	€ 9,289
Charge to the participants	193	153	133	151	133
Fair value of plan assets	7,927	8,445	7,008	8,458	7,938
Provisions - Provisions for pensions	1,414	1,278	1,196	1,715	1,218
Internal provisions for pensions	1,787	1,613	1,478	1,999	1,512
Net assets for pensions	(98)	(52)	(28)	(8)	(8)
Unrecognized net assets for pensions	(275)	(283)	(254)	€ (276)	€ (286)
Amounts recognized in the consolidated income statements in relation to the aforementioned defined benefit obligations
Current service cost	35	38	43
Interest cost, net	104	105	138
Actuarial (gains)/losses recognized in the year	1	(9)	(1)
Past service cost	3	18	1
Pre-retirement cost		(9)
Other	(19)	(37)	(1)
Total defined benefit expenses recognized in the consolidated income statements	124	106	180
Actuarial gains and losses on defined benefit pension plans	207	€ 513	€ (285)
Brazil | Foreign defined benefit plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	7,046
Charge to the participants	193
Fair value of plan assets	6,188
Provisions - Provisions for pensions	665
Internal provisions for pensions	994
Net assets for pensions	(54)
Unrecognized net assets for pensions	€ (275)